Income Taxes (Details 1) (USD $)	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Income (loss) before taxes, net (income) loss attributable to noncontrolling interests and equity in net income (loss) of equity method investees [Abstract]
U.S.	$ 446,000,000	$ (1,028,000,000)	$ 257,000,000
Foreign	839,000,000	274,000,000	294,000,000
Income (loss) from continuing operations before equity method investments, income taxes, and noncontrolling interest	1,285,000,000	(754,000,000)	551,000,000
Current [Abstract]
U.S. Federal	0	14,000,000	0
Foreign	(17,000,000)	(22,000,000)	(89,000,000)
State	0	0	(1,000,000)
Total income tax (provision) benefit - current	(17,000,000)	(8,000,000)	(90,000,000)
Deferred [Abstract]
U.S. Federal	0	0	0
Foreign	9,000,000	25,000,000	(113,000,000)
Total income tax (provision) benefit - deferred	9,000,000	25,000,000	(113,000,000)
Income tax (provision) benefit	(8,000,000)	17,000,000	(203,000,000)
Income tax (provision) benefit, income tax reconciliation [Abstract]
U.S. federal income tax (provision) benefit at statutory rate	(450,000,000)	264,000,000	(193,000,000)
Change in valuation allowance	(370,000,000)	(373,000,000)	103,000,000
Transaction costs	(38,000,000)	0	0
Gain on acquisition of Elpida	520,000,000	0	0
Foreign operations	282,000,000	104,000,000	(119,000,000)
Tax credits	36,000,000	2,000,000	17,000,000
State taxes, net of federal benefit	6,000,000	9,000,000	(5,000,000)
Debt repurchase premium	0	0	(20,000,000)
Other	6,000,000	11,000,000	14,000,000
Income Tax Expense (Benefit)	(8,000,000)	17,000,000	(203,000,000)
Deferred tax assets:
Net operating loss and credit carryforwards	4,048,000,000	1,733,000,000
Property, plant and equipment	373,000,000	16,000,000
Accrued salaries, wages and benefits	107,000,000	99,000,000
Deferred income	39,000,000	39,000,000
Other	138,000,000	92,000,000
Gross deferred tax assets	4,705,000,000	1,979,000,000
Less valuation allowance	(3,215,000,000)	(1,522,000,000)
Deferred tax assets, net of valuation allowance	1,490,000,000	457,000,000
Deferred tax liabilities:
Debt discount	(294,000,000)	(182,000,000)
Unremitted earnings on certain subsidiaries	(126,000,000)	(111,000,000)
Product and process technology	(74,000,000)	(61,000,000)
Other	(14,000,000)	(38,000,000)
Deferred tax liabilities	508,000,000	392,000,000
Net deferred tax assets	982,000,000	65,000,000
Reported as:
Noncurrent deferred tax assets (included in other noncurrent assets)	861,000,000	47,000,000
Net deferred tax assets	982,000,000	65,000,000
Valuation allowance	3,215,000,000	1,522,000,000
Net tax benefits, Not Recorded as Deferred Tax Assets, Compensation and Benefits, Share-based Compensation Cost	67,000,000
Changes in valuation allowance	1,693,000,000	315,000,000
Remaining undistributed earnings of non-U.S. subsidiaries which have been indefinitely reinvested	1,800,000,000
Foreign Tax Authority [Member]
Operating Loss Carryforwards, Valuation Allowance	4,700,000,000
Deferred tax assets:
Less valuation allowance	(1,500,000,000)
Reported as:
Valuation allowance	1,500,000,000
Elpida Company [Member]
Deferred tax liabilities:
Net deferred tax assets	912,000,000
Reported as:
Net deferred tax assets	912,000,000
Changes in valuation allowance	1,292,000,000
Elpida Company [Member] | Foreign Tax Authority [Member]
Operating Loss Carryforwards, Valuation Allowance	3,800,000,000
Other current assets [Member]
Reported as:
Current deferred tax assets (included in other current assets)	123,000,000	19,000,000
Other noncurrent assets [Member]
Reported as:
Noncurrent deferred tax assets (included in other noncurrent assets)	861,000,000	47,000,000
Accounts payable and accrued expenses [Member]
Reported as:
Current deferred tax liabilities (included in accounts payable and accrued expenses)	(2,000,000)	0
Other noncurrent liabilities [Member]
Reported as:
Noncurrent deferred tax liabilities (included in other noncurrent liabilities)	$ 0	$ (1,000,000)